Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Feb. 01, 2023	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans		$ 306	$ 161
Allowances for credit losses		4,936	4,267
Carrying value of renegotiated loans		1,595	1,005
Real estate properties held for sale		67	18
Purchased credit impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Unamortized fair value mark		(20)	(61)
Purchase of asset at gross carrying value		123	219
Cumulative fair value mark	$ (168)
Purchase of asset at fair value	415
Purchased performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Provision for Credit Losses	705
Cumulative fair value mark		(1,483)	(2,317)
Acquisition date of fair value expected credit loss	1,047
Gross contractual receivables	78,931
Financial assets at fair value		$ 45,697	68,025
Purchase of asset at fair value	$ 76,068
Base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
Scenario weight		100.00%
Severe Downside Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Scenario weight		100.00%
12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Modified loss allowance during the year change from lifetime to 12-month ECL.		$ 3	26
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses		4,356	3,807
Allowance for credit losses related to other credit instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses off balance sheet		580	460
Related to performing loans, assuming 100% base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses		4,205	3,572
Modelled allowance account for credit losses of financial assets based on assumptions		2,625	2,625
Related to performing loans, assuming 100% severe downside scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses		4,205	3,572
Modelled allowance account for credit losses of financial assets based on assumptions		7,500	6,025
Performing loans, stage one scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses		4,205	3,572
Modelled allowance account for credit losses of financial assets based on assumptions		$ 3,050	$ 2,800
Expected credit loss period		12 months